Description of Operations and Formation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended					12 Months Ended			1 Months Ended				12 Months Ended
	Jan. 04, 2011	Jul. 24, 2012	Mar. 28, 2012	Jan. 23, 2012	Oct. 28, 2011	Sep. 30, 2010	Dec. 31, 2012 Property	Dec. 31, 2011	Mar. 07, 2013	Jul. 24, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 28, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jan. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries
Consolidation And Basis Of Presentation [Line Items]
Directly or indirectly owned or leased properties across the United States							258							258
Authorized shares of common stock							120,700,000		300,000,000					120,700,000
Common stock, par value							$ 0.01	$ 0.01						$ 0.01
Authorized shares of preferred stock							1,000							1,000
Preferred stock, par value							$ 1,000							$ 1,000
Fund from stockholders	$ 10,000,000	$ 34,000,000	$ 40,000,000	$ 35,000,000	$ 30,000,000	$ 235,000,000				$ 34,000,000	$ 40,000,000	$ 35,000,000	$ 235,000,000		$ 75,000,000
Additional common stock issued	534,697	1,822,993	2,144,282	1,855,170	1,590,206
Common stock, shares outstanding							21,653,813	15,831,368						21,653,813
Preferred stock, outstanding							125							125
Rate of dividends on outstanding preferred stock							12.50%
Dividends on outstanding preferred stock							1,000
Annual distributions on preferred shares							$ 15,625
Ownership of Partnership							64.46%	57.00%						64.46%	57.00%
Weighted average							62.51%	54.90%						62.51%	54.90%